UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                                September 30, 2003

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):    [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Thomas H. Lee
Address:             c/o Thomas H. Lee Partners, L.P.
                     75 State Street
                     Boston, MA 02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Charles Holden
Title:               Vice President of Finance
Phone:               (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 10th day of November, 2003.

Thomas H. Lee
-------------------------------
(Name of Institutional Manager)

/s/Charles Holden
-------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers                       0

Form 13F Information Table Entry Total                  4

Form 13F Information Table Value Total                  $1,129,790,543

  Name:             13F File No.:         Name:           13F File No.:
  -----             -------------         -----           -------------

1. _____________     ________          6. _____________     ________
2. _____________     ________          7. _____________     ________
3. _____________     ________          8. _____________     ________
4. _____________     ________          9. _____________     ________
5. _____________     ________         10. _____________     ________


        Item 1             Item 2         Item 3           Item 4           Item 5
        ------             ------         ------           ------           ------
                                                                           Shares of
       Name of            Title of     CUSIP Number     Fair Market        Principal
        Issuer             Class                           Value            Amount

Endurance Specialty                                                         9,826,500
Holdings, Ltd.             Common       G30397106        286,933,800

Cott Corporation           Common       999300445        473,400,063       20,222,130

The Smith and              Common       831758107          6,347,603        1,059,700
Wollensky Restaurant
Group, Inc.
                           Common       G0692U109        363,109,077       14,553,470
Axis Capital Holdings
Ltd.

COLUMN TOTALS                                          1,129,790,543


                             ** TABLE CONTINUED **


                    Item 6                              Item 7                            Item 8
                    ------                              ------                            ------

                                                       Managers                      Voting  Authority
                                                         see             --------------------------------------------
                                                       Instr. V
             Investment Discretion
-------------------------------------------------                                         (Shares)
  (a) Sole       (b) Shared as   (c) Shared Other                        (a) Sole        (b) Shared         (c) No
                  Devined in
                   Instr. V



     9,826,500                                                              9,826,500


    20,222,130                                                             20,222,130

     1,059,700                                                              1,059,700


    14,553,470                                                             14,553,470


                              ** TABLE COMPLETE **

